COMMITMENTS AND CONTINGENCIES (Details Narrative) - USD ($)			12 Months Ended
	Dec. 21, 2024	Dec. 09, 2024	Dec. 31, 2025	Dec. 31, 2024	Jun. 22, 2026	Apr. 14, 2026
Consulting Services Agreement [Member]
Maximum financing amount		$ 25,000,000
Agreement, description		The compensation under this agreement was $65,000 plus 0.5% of any monies raised.
Consulting Services Agreement [Member] | Forecast [Member]
Agreement, raised money					$ 0
Consulting Services Agreement [Member] | Subsequent Event [Member]
Agreement, raised money						$ 0
Financial Consulting Engagement Agreement [Member]
Maximum financing amount	$ 50,000,000
Agreement, description	The retainer fee was $35,000 and the success fee is 5% of the total money raised payable at 1% a year for five years.
Financial Consulting Engagement Agreement [Member] | Forecast [Member]
Agreement, raised money					$ 0
Financial Consulting Engagement Agreement [Member] | Subsequent Event [Member]
Agreement, raised money						$ 0
Two Different Investors [Member]
Contingent liabilities			$ 190,000	$ 437,500